Significant Assets and Liabilities Denominated in Foreign Currencies	12 Months Ended
Dec. 31, 2020
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Significant Assets and Liabilities Denominated in Foreign Currencies
40.	SIGNIFICANT ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES

The following information was aggregated by the foreign currencies other than functional currencies of the group entities and the exchange rates between foreign currencies and respective functional currencies were disclosed. The significant financial assets and liabilities denominated in foreign currencies were as follows:

	Foreign Currencies (In Thousand)	Exchange Rate	Carrying Amount (In Thousand)

December 31, 2019

Monetary financial assets
US$	$4,125,872	US$1=NT$29.98	$123,693,628
US$	1,189,539	US$1=RMB6.9762	35,662,384
JPY	13,889,872	JPY1=NT$0.2760	3,833,605
JPY	771,392	JPY1=US$0.0092	212,904

Monetary financial liabilities
US$	3,823,359	US$1=NT$29.98	114,624,313
US$	1,211,472	US$1=RMB6.9762	36,319,926
JPY	14,628,543	JPY1=NT$0.2760	4,037,478
JPY	815,929	JPY1=US$0.0092	225,197
December 31, 2020

Monetary financial assets
US$	4,269,075	US$1=NT$28.48	121,583,265
US$	1,527,381	US$1=RMB6.5249	43,499,803
US$	41,643	EUR1=US$0.8143	1,185,984
JPY	13,544,360	JPY1=NT$0.2763	3,742,306
JPY	1,174,208	JPY1=US$0.0097	324,434
HKD	174,765	HKD1=NT$3.6730	641,912

Monetary financial liabilities
US$	4,439,915	US$1=NT$28.48	126,448,786
US$	1,517,568	US$1=RMB6.5249	43,220,325
US$	20,896	EUR1=US$0.8143	595,128
JPY	13,657,967	JPY1=NT$0.2763	3,773,695
JPY	1,188,650	JPY1=US$0.0097	328,424
HKD	18,814	HKD1=NT$3.6730	69,103

The significant realized and unrealized foreign exchange gain (loss) were as follows:

	For the Year Ended December 31
	2018		2019		2020
Functional Currencies	Exchange Rate	Net Foreign Exchange Loss	Exchange Rate	Net Foreign Exchange Gain (Loss)	Exchange Rate	Net Foreign Exchange Gain (Loss)
		NT$		NT$		NT$	US$ (Note 4)

US$	US$1=NT$30.715	$(67,476)	US$1=NT$29.98	$(84,177)	US$1=NT$28.48	$(143,804)	$(5,121)
NT$		(849,234)		1,203,823		1,382,067	49,219
RMB	RMB1=NT$4.4753	(120,005)	RMB1=NT$4.2975	14,055	RMB1=NT$4.3648	(181,624)	(6,468)

		$(1,036,715)		$1,133,701		$1,056,639	$37,630